Accounts Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2022
Accounts Receivable, Net [Abstract]
Schedule of Accounts Receivable	At December 31, 2022 and 2021, accounts receivable, net consisted of the following.
	2022	2021
Accounts receivable	$3,435,340	$2,536,589
Less: allowance for doubtful accounts	(164,122)	$(179,475)
Accounts receivable, net	$3,271,218	$2,357,114
Accounts receivable – related party, net	$399,465	$414,639
Non-current accounts receivable	$4,209,546	$3,134,361
Non-current accounts receivable-related party	$-	$548,395

Schedule of the Allowance for Doubtful Accounts	The following table describes the movements in the allowance for doubtful accounts during the years ended December 31, 2022 and 2021.
Balance at January 1, 2021	$298,224
Decrease in allowance for doubtful accounts	(124,881)
Foreign exchange difference	6,132
Balance at December 31, 2021	179,475
Decrease in allowance for doubtful accounts	(1,087)
Foreign exchange difference	(14,266)
Balance at December 31, 2022	$164,122